CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows used in operating activities:
Net loss	$ (24,056,359)	$ (246,527,916)	$ (12,618,254)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,163,497	7,772,392	10,875,940
Equity in loss of subsidiaries and variable interest entities	76,412	(45,509)	(230,280)
Share-based compensation	842,290	668,654	817,673
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	8,036,598	10,213,637	(10,328,029)
Amounts due from subsidiaries	(158,835)	359,519	505,073
Accrued expenses and other current liabilities	3,804,911	1,250,684	5,791,432
Net cash used in operating activities	(8,994,630)	(27,190,937)	(17,617,058)
Cash flows used in investing activities:
Acquisitions of intangible assets	(91,615)	(109,065)
Restricted cash	2,500,000	(11,204,082)	68,831,080
Net cash provided by (used in) investing activities	790,626	(13,114,869)	65,124,624
Cash flows from financing activities:
Proceeds from exercise of share option, net of issuance cost of nil		39,000	92,840
Share repurchases			(1,877,565)
Proceeds from issuance of common shares			68,996,741
Net cash (used in) provided by financing activities	17,061,076	(11,593,890)	(36,135,463)
Net increase (decrease) in cash and cash equivalents	9,936,978	(51,297,248)	13,098,293
Cash and cash equivalents at the beginning of the year	29,012,381	80,309,629	67,211,336
Cash and cash equivalents at the end of the year	38,949,359	29,012,381	80,309,629
VISIONCHINA MEDIA INC.
Cash flows used in operating activities:
Net loss	(23,967,870)	(246,409,192)	(12,503,292)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	19,163	26,561	22,293
Equity in loss of subsidiaries and variable interest entities	1,284	145,582,875	6,197,150
Impairment losses recognized on amounts due from subsidiaries	19,118,382	90,652,506
Share-based compensation	842,290	668,654	817,673
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	125,292	366,765	(230,945)
Amounts due from subsidiaries	(327,047)	14,283,746	(60,791,933)
Accrued expenses and other current liabilities	2,596,939	5,718,238	3,600,398
Net cash used in operating activities	(1,591,567)	10,890,153	(62,888,656)
Cash flows used in investing activities:
Acquisitions of intangible assets		(13,844)
Advances (to) from subsidiaries		2,431,402	(18,932,360)
Restricted cash	1,592,050	(13,525,585)
Net cash provided by (used in) investing activities	1,592,050	(11,108,027)	(18,932,360)
Cash flows from financing activities:
Proceeds from exercise of share option, net of issuance cost of nil		39,000	92,840
Share repurchases			(1,877,565)
Proceeds from issuance of common shares			68,996,741
Net cash (used in) provided by financing activities		39,000	67,212,016
Net increase (decrease) in cash and cash equivalents	483	(178,874)	(14,609,000)
Cash and cash equivalents at the beginning of the year	296	179,170	14,788,170
Cash and cash equivalents at the end of the year	$ 779	$ 296	$ 179,170